NOTE 13 - SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Subsequent Events [Text Block]
NOTE 13 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued.

In the period subsequent to June 30, 2012 and prior to the issuance of these financial statements, the Company’s Board of Directors has experienced membership changes.  The Company has also had significant changes to its officers.  Since June 30, 2012 the following individuals have resigned from the Board and/or Company:  Matthew Cohen (Board and Chief Financial Officer), John Paul DeJoria (Board), Jeffrey Wohler (Chief Executive Officer), Lynden Rose (Board), Jerry Langdon (Board and Chief Executive Officer).  Since June 30, 2012, the following individuals were added to the Board and/or Company:  Bill Rhea (Board, Chief Executive Officer and Chief Operations Officer), Jeffrey Wohler (Chief Executive Officer), James Smith (Chief Financial Officer), Ken Link (Board).

In September 2012, the Company’s stock was moved from the Over The Counter Bulletin Board to the Pink Sheets.

The Company has moved its corporate office from Boca Raton, Florida to Fort Worth, Texas, and has closed its office in Florida.